Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [Abstract]
Provisions
	Government grant liability	Decommissioning liability	Total
	A$’000	A$’000	A$’000
Balance at January 1, 2024	2,664	5,917	8,581
Remeasurement of provisions	730	-	730
Unwind of discount	199	184	383
Charged to profit or loss	929	184	1,113
Exchange differences	262	193	455
Amounts adjusted to property, plant and equipment	-	5,408	5,408
Provision utilized	(855)	-	(855)
Balance at December 31, 2024	3,000	11,702	14,702
Current	930	-	930
Non-current	2,070	11,702	13,772
Total provisions	3,000	11,702	14,702

Balance at January 1, 2023	2,551	5,333	7,884
Remeasurement of provisions	(173)	-	(173)
Unwind of discount	238	181	419
Charged to profit or loss	65	181	246
Exchange differences	48	173	221
Amounts adjusted to intangible assets	-	286	286
Provision utilized	-	(56)	(56)
Balance at December 31, 2023	2,664	5,917	8,581
Current	577	-	577
Non-current	2,087	5,917	8,004
Total provisions	2,664	5,917	8,581